NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2014
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

19.NON-CONTROLLING INTERESTS

As of December 31, 2014, the Company’s majority-owned subsidiaries and VIEs which are consolidated in the consolidated financial statements but with non-controlling interests recognized mainly include an offline travel agency, a technology company focusing on hotel customer reviews, an online trip package service provider, Tujia.com International Co., Ltd (“Tujia”) and ezTravel.

Non-controlling interests include the common shares in the consolidated subsidiaries or VIE subsidiaries and preferred shares issued by the Company’s subsidiaries. The balance is summarized as follows:

	December 31, 2013	December 31, 2014
	RMB	RMB

An offline travel agency (Note 2)	—	367,705,496
A technology company focusing on hotel customer reviews (Note 2)	—	125,442,240
An online trip package service provider (Note 2)	—	136,890,011
Tujia	83,133,600	130,343,575
ezTravel	21,475,705	22,769,589
Others	95,081,123	65,397,382
	199,690,428	848,548,293

In October 2012, February 2013 and June 2014, a subsidiary of the Company, Tujia, entered into a series of agreements with C-Travel, a wholly owned subsidiary of the Company, and other institutional investors to issue 70,380,000 Series A redeemable convertible preferred shares (“Series A preferred shares”) with total consideration of US$14.6 million, 33,333,333 Series B redeemable convertible preferred shares (“Series B preferred shares”) with total consideration of US$36.7 million and 30,465,080 Series C redeemable convertible preferred shares (“Series C preferred shares”) with total consideration of US$75 million, respectively. All of the Series A Preferred Shares, the Series B Preferred Shares and the Series C Preferred Shares issued by Tujia are collectively referred to as the “Preferred Shares”. The Company assessed it has the right to consolidate Tujia after the issuance of Series A, B and C redeemable convertible preferred shares.

In December, 2014, the Company completed the transaction to acquire the equity stake and held majority voting power of an offline travel agency (Note 2).

In November, 2014, the Company completed the transaction to acquire controlling shares of a technology company focusing on hotel customer reviews (Note 2).

In January, 2014, the Company completed the transaction to acquire controlling shares of an online trip package service provider (Note 2).

The shares of the above mentioned companies held by investors other than Ctrip are recorded as non-controlling interests.